Derivatives and Risk Management	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Derivatives and Risk Management
Derivatives and Risk Management

3. Derivatives and Risk Management

              Changes in interest rates impact our results of operations. In an effort to manage our exposure to this risk, we enter into derivative contracts and may adjust our derivative portfolio as market conditions change.

Interest Rate Risk

              Our exposure to market risk from adverse changes in interest rates is primarily associated with our long-term debt obligations, which carry variable interest rates. Market risk associated with our variable interest rate long-term debt relates to the potential reduction in fair value and negative impact to future earnings, respectively, from an increase in interest rates.

              In an effort to manage our exposure to the risk associated with our variable interest rate long-term debt, we periodically enter into interest rate derivative contracts. We designate interest rate derivative contracts used to convert the interest rate exposure on a portion of our debt portfolio from a floating rate to a capped rate as cash flow hedges.

Hedge Position as of March 30, 2017:

(in thousands)	Notional Balance		Final Maturity Date	Other Assets
Interest rate caps (cash flow hedges)	$205,000	U.S. dollars	December 2021	$2,020

Hedge Position as of December 29, 2016:

(in thousands)	Notional Balance		Final Maturity Date	Other Assets
Interest rate caps (cash flow hedges)	$205,000	U.S. dollars	December 2021	$2,473
Interest rate swaps (cash flow hedges)	$17,500	U.S. dollars	January 2017	$—

Designated Hedge Gains (Losses)

              Gains (losses) related to our designated hedge contracts are as follows:

	Effective Portion Reclassified From AOCI to Earnings		Effective Portion Recognized in Other Comprehensive Loss
Thirteen Weeks Ended
(in thousands)	March 31, 2016	March 30, 2017	March 31, 2016	March 30, 2017
Interest rate caps (cash flow hedges)	$—	$—	$—	$(282)
Interest rate swaps (cash flow hedges)	$—	$—	$—	$—

Credit Risk

              To manage credit risk associated with our interest rate hedging program, we select counterparties based on their credit ratings and limit our exposure to any one counterparty.

              The counterparties to our derivative contracts are financial institutions with investment grade credit ratings. To manage our credit risk related to our derivative financial instruments, we periodically monitor the credit risk of our counterparties, limit our exposure in the aggregate and to any single counterparty, and adjust our hedging position, as appropriate. The impact of credit risk, as well as the ability of each party to fulfill its obligations under our derivative financial instruments, is considered in determining the fair value of the contracts. Credit risk has not had a significant effect on the fair value of our derivative contracts. We do not have any credit risk-related contingent features or collateral requirements with our derivative financial instruments.

5. Derivatives and Risk Management

              Changes in interest rates impact our results of operations. In an effort to manage our exposure to this risk, we enter into derivative contracts and may adjust our derivative portfolio as market conditions change.

Interest Rate Risk

              Our exposure to market risk from adverse changes in interest rates is primarily associated with our long-term debt obligations, which carry variable interest rates. Market risk associated with our variable interest rate long-term debt relates to the potential reduction in fair value and negative impact to future earnings, respectively, from an increase in interest rates.

              In an effort to manage our exposure to the risk associated with our variable interest rate long-term debt, we periodically enter into interest rate contracts. We designate interest rate contracts used to convert the interest rate exposure on a portion of our debt portfolio from a floating rate to a fixed rate or capped rate as cash flow hedges.

Hedge Position as of December 29, 2016:

(in thousands)	Notional Balance		Final Maturity Date	Other Assets	Other Accrued Liabilities	AOCI, Net of Tax
Interest rate caps (cash flow hedges)	$205,000	U.S. dollars	December 2021	$2,473	$—	$176
Interest rate swaps (cash flow hedges)	$17,500	U.S. dollars	January 2017	$—	$—	$—

Hedge Position as of December 31, 2015:

(in thousands)	Notional Balance		Final Maturity Date	Other Assets	Other Accrued Liabilities	AOCI, Net of Tax
Interest rate swaps (cash flow hedges)	$35,000	U.S. dollars	January 2017	$—	$(160)	$(100)

Designated Hedge Losses

              Gains (losses) related to our designated hedge contracts are as follows (in thousands):

	Effective Portion Reclassified From AOCI to Earnings			Effective Portion Recognized in Other Comprehensive Income
	Fiscal Year Ended
(in thousands)	2014	2015	2016	2014	2015	2016
Interest rate caps (cash flow hedges)	$—	$—	$—	$—	$—	$176
Interest rate swaps (cash flow hedges)	$—	$—	$—	$14	$43	$100

Credit Risk

              To manage credit risk associated with our interest rate hedging program, we select counterparties based on their credit ratings and limit our exposure to any one counterparty.

              The counterparties to our derivative contracts are financial institutions with investment grade credit ratings. To manage our credit risk related to our derivative financial instruments, we periodically monitor the credit risk of our counterparties, limit our exposure in the aggregate and to any single counterparty, and adjust our hedging position, as appropriate. The impact of credit risk, as well as the ability of each party to fulfill its obligations under our derivative financial instruments, is considered in determining the fair value of the contracts. Credit risk has not had a significant effect on the fair value of our derivative contracts. We do not have any credit risk-related contingent features or collateral requirements with our derivative financial instruments.